SCHEDULE OF LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
LongTermInvestmentsLineItems [Line Items]
Total long-term investments	$ 7,617	¥ 53,269	¥ 54,052
Equity Method Investments [Member]
LongTermInvestmentsLineItems [Line Items]
Total long-term investments		12,385	13,168
Equity Securities [Member]
LongTermInvestmentsLineItems [Line Items]
Total long-term investments		40,884	40,884
Shanghai Keshen Information Technology Co Ltd [Member] | Equity Method Investments [Member]
LongTermInvestmentsLineItems [Line Items]
Total long-term investments		12,363	13,168
Beijing Lingshang Chunding Technology Co., Ltd. [Member] | Equity Method Investments [Member]
LongTermInvestmentsLineItems [Line Items]
Total long-term investments
Shanghai Gaozhi Lefu Intelligent Technology Co., Ltd. [Member] | Equity Method Investments [Member]
LongTermInvestmentsLineItems [Line Items]
Total long-term investments		22
Shanghai Yuhuan Information System Co.Ltd. [Member] | Equity Securities [Member]
LongTermInvestmentsLineItems [Line Items]
Total long-term investments		18,784	18,784
Beijing Hujingtiaoyue Technology Co., Ltd. [Member] | Equity Securities [Member]
LongTermInvestmentsLineItems [Line Items]
Total long-term investments		11,000	11,000
Xinyu Hongling Investment Management Center Limited Partnership [Member] | Equity Securities [Member]
LongTermInvestmentsLineItems [Line Items]
Total long-term investments		¥ 11,100	¥ 11,100